COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2016
COMMON STOCK.
Schedule of reserves established for future issuance of Common Stock

Reserves for the exercise of warrants	3,391,439
Reserves for the exercise of stock options	3,193,785
Total Reserves	6,585,224